April 15, 2016
DREYFUS INSTITUTIONAL PREFERRED TREASURY MONEY MARKET FUND
Supplement to Prospectus dated March 1, 2016
 and Current Statement of Additional Information
The fund has changed its name to "Dreyfus Institutional Preferred Treasury Securities Money Market Fund."